Non-controlling interest (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Balance at January 1	$ 227,200	$ 223,188	$ 223,188
Loss for the period	(2,806)	(1,398)
Other comprehensive (loss)/income	5,202	34,520
Balance at September 30	229,596	$ 256,310	227,200
I-Systems Solues de Infraestrutura S.A.
Disclosure of subsidiaries [line items]
Balance at January 1	212,307
Balance at September 30	$ 215,282		$ 212,307